Tangible assets	6 Months Ended
Jun. 30, 2019
Tangible assets
Tangible assets

7.   Tangible assets

a)   Changes in the period

In the first six months of 2019 and 2018, tangible assets were acquired for EUR 4,053 million and EUR 4,926 million, respectively.

Also, in the first six months of 2019 and 2018 tangible asset items were disposed of with a carrying amount of EUR 1,004 million and EUR 2,441 million respectively, giving rise to a net gain of EUR 30 million and EUR 18 million, respectively.

b)   Property, plant and equipment purchase commitments

At June 30,  2019 and 2018, the Group did not have any significant commitments to purchase property, plant and equipment items.